Noninterest Revenue	3 Months Ended
Mar. 31, 2011
Noninterest Revenue [Abstract]
NONINTEREST REVENUE
NOTE 6 — NONINTEREST REVENUE
For a discussion of the components of and accounting policies for the Firm’s other noninterest revenue, see Note 7 on pages 199–200 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of investment banking fees.

	Three months ended March 31,
(in millions)	2011	2010

Underwriting:
Equity	$379	$413
Debt	982	751

Total underwriting	1,361	1,164
Advisory	432	297

Total investment banking fees	$1,793	$1,461

The following table presents principal transactions revenue.

	Three months ended March 31,
(in millions)	2011	2010

Trading revenue	$3,940	$4,386
Private equity gains/(losses)(a)	805	162

Principal transactions	$4,745	$4,548

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.
The following table presents components of asset management, administration and commissions.

	Three months ended March 31,
(in millions)	2011	2010

Asset management:
Investment management fees	$1,494	$1,327
All other asset management fees	144	109

Total asset management fees	1,638	1,436
Total administration fees(a)	551	491
Commission and other fees:
Brokerage commissions	763	703
All other commissions and fees	654	635

Total commissions and fees	1,417	1,338

Total asset management, administration and commissions	$3,606	$3,265

(a)	Includes fees for custody, securities lending, funds services and securities clearance.